Depreciation and amortization	12 Months Ended
Mar. 31, 2025
Depreciation and amortisation expense [abstract]
Depreciation and amortization	Depreciation and amortization

(EUR thousand)		For the financial year ended March 31
Depreciation and amortization	Notes	2025	2024	2023
Depreciation of property, plant and equipment
Depreciation of machinery, equipment, computers and IT equipment	13	(3,660)	(3,153)	(2,672)
Depreciation of leasehold improvements	13	(644)	(697)	(529)
Depreciation of right-of-use assets	14	(15,056)	(10,317)	(10,832)
Depreciation of property, plant and equipment		(19,360)	(14,167)	(14,033)
Amortization of intangible assets
Amortization of cost to fulfill customer contracts		(2,044)	(1,753)	(1,897)
Amortization of customer relationships		(223)	(223)	(10,562)
Amortization of trademarks		(2,237)	(2,237)	(2,237)
Amortization of software		(29,680)	(24,872)	(21,390)
Amortization of other intangible assets		(871)	(529)	(909)
Amortization of intangible assets	15	(35,055)	(29,614)	(36,995)
Total Depreciation and Amortization		(54,415)	(43,782)	(51,028)
For the financial year ended March 31, 2025 and 2024 the amortization of intangible assets sources mainly from other intangible assets such as internally-developed IT software for TFS and Payments businesses, and to software purchased from external parties.
For the financial years ended March 31, 2023 the amortization of intangible assets predominantly sources from the assets recognized in the purchase price allocation process during the acquisition of Global Blue by Silver Lake and Partners Group in 2012, secondarily to other intangible assets such as internally-developed IT software for TFS and Payments businesses, and to software purchased from external parties.
The amortization period for customer relationships related to key accounts and national accounts acquired in 2012 ended as of July 31, 2022, while the initial acquisition value of these assets was EUR335.2 million.